Recently issued accounting standards	12 Months Ended
Dec. 31, 2021
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 740 – Income Taxes
In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2019-12, “Simplifying the Accounting for Income Taxes” (ASU 2019-12), an update to Accounting Standards Codification (ASC) Topic 740 – Income Taxes. The amendments in ASU 2019-12 eliminated certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the accounting for basis differences when there are changes in foreign ownership. In addition, ASU 2019-12 included clarification and simplification of other aspects of the accounting for income taxes. The amendments were effective for annual reporting periods beginning after December 15, 2020 and for the interim periods within those annual reporting periods. Early adoption was permitted, including in an interim period. The adoption of ASU 2019-12 on January 1, 2021 did not have a material impact on the Group’s financial position, results of operations or cash flows.
ASC Topic 848 – Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (ASU 2020-04), creating ASC Topic 848 - Reference Rate Reform. The amendments in ASU 2020-04 provided optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The amendments were elective and applied to contracts, hedging relationships and other transactions that referenced the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued because of reference rate reform.
In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform, Scope” (ASU 2021-01), which expanded the scope of ASC Topic 848 to apply certain optional expedients for contract modifications and hedge accounting provided in ASU 2020-04 to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified for reference rate reform. The guidance also applied to derivatives that did not reference LIBOR or other reference rates that were expected to be discontinued.
The amendments could have been applied as of March 12, 2020 through December 31, 2022. The Group elected to apply ASU 2020-04 and retrospectively to apply ASU 2021-01 during 2020. These elections did not have a material impact on the Group’s financial position, results of operations and cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.